FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS [abstract]
Disclosure of financial instruments

32.      FINANCIAL INSTRUMENTS

Fair value of financial instruments

The Group enters into contracts to purchase and sell crude oil, natural gas and other energy commodities, and use derivative contracts, including futures, forwards, swaps and options for hedging and trading purposes (collectively derivative contracts). The Group also uses derivatives to manage foreign currency risk for non-trading purposes.

For purposes of estimating the fair value of the derivative contracts, wherever possible, the Group utilizes quoted market price and, if not available, estimates from third-party brokers. These brokers’ estimates are corroborated with multiple sources and/or other observable market data utilizing assumptions that market participants would use when pricing the assets or liabilities, including assumptions about risk and market liquidity.

The carrying values of the Group’s cash and cash equivalents, time deposits, trade receivables, other current assets, short-term loans, trade and accrued payables, other payables and accrued liabilities approximated to their fair values at the reporting date due to the short maturity of these instruments.

The carrying amount of the Group’s non-current non-publicly traded equity investments represents an appropriate estimate of their fair values, as sufficient information is not available recently to measure their fair values as at December 31, 2017 and 2016.

The fair value of the Group's long term bank loans with floating interest rates approximated to the carrying amount as at December 31, 2017 and 2016.

The estimated fair value of the Group's long term guaranteed notes was approximately RMB128,315 million as at December 31, 2017 (2016: RMB140,135 million), which was determined by reference to the market price as at December 31, 2017.

32.      FINANCIAL INSTRUMENTS (continued)

Fair value hierarchy

The Group uses the following hierarchy that reflects the significance of the inputs used in making the fair value measurement:

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities. Active markets are those in which transaction occur in sufficient frequency and volume to provide pricing information on an on-going basis.

Level 2: fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Instruments in this category include non-exchange traded derivatives such as over-the-counter physical forwards and options, including those that have prices similar to quoted market prices, private equity funds and corporate wealth management products. The Group obtains information from sources of independent price publications, over-the-counter broker quotes and the fund management’s quotations as at the reporting date.

Level 3: fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs), or where the observable data does not support the majority of the instruments fair value.

As at December 31, 2017 and December 31, 2016, the Group held the following financial instruments measured at fair value for each hierarchy respectively:

Assets measured at fair value	December 31 2017	Level 1	Level 2	Level 3
Other financial assets-current
Corporate wealth management products	66,229	-	66,229	-
Money market funds	8,115	8,115	-	-
Derivative financial assets – current	-	-	-	-
Equity investments
Non-publicly traded investments- current	14	-	14	-
Publicly traded investments-non current	781	781	-	-
	75,139	8,896	66,243	-

Liabilities measured at fair value
Derivative financial liabilities – current	-	-	-	-

32.      FINANCIAL INSTRUMENTS (continued)

Fair value hierarchy (continued)

Assets measured at fair value	December 31 2016	Level 1	Level 2	Level 3
Other financial assets-current
Corporate wealth management products	46,958	-	46,958	-
Money market funds	5,931	5,931	-	-
Derivative financial assets – current	428	-	428	-
Equity investments
Non-publicly traded investments- current	15	-	15	-
Publicly traded investments-non current	1,391	1,391	-	-
	54,723	7,322	47,401	-

Liabilities measured at fair value
Derivative financial liabilities – current	(426)	-	(426)	-

For financial assets and liabilities arising from derivative contracts, inputs may be readily observable, market-corroborated or generally unobservable. The Group utilizes valuation techniques that seek to maximize the use of observable inputs and minimize the use of unobservable inputs. To value longer term transactions and transactions in less active markets for which pricing information is not generally available, unobservable inputs may be used.

No amounts have been transferred between the different levels of the fair value hierarchy for the year.